Note 22 - August 12, 2024 Merger And Exchange Ratio (Details Textual)	Sep. 30, 2024 $ / shares	Aug. 12, 2024 $ / shares	Dec. 31, 2023 $ / shares
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001		$ 0.0001
The Merger [Member]
Business Acquisition, Conversion Rate of Shares		0.104
Private Firefly [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.00001
New Firefly Common Stock [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001